Close-down, restoration and environmental provisions - Summary of provisions, including post-retirement benefits (Detail) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024	Dec. 31, 2023 USD ($)	Jun. 30, 2023
Charged/(credited) to profit:
Acquisition - newly consolidated operation	$ 280	$ 61
Close down restoration and environmental
Disclosure of other provisions [Line Items]
Opening balance	15,731	17,150
Adjustment on currency translation	636	(1,128)
Adjustments to mining properties/right of use assets:
– changes to existing and new provisions	(59)	851
– change in discount rate	0	(787)
Charged/(credited) to profit:
– increases to existing and new provisions	38	435
– change in discount rate	0	(235)
– decreases and unused amounts reversed	(9)	(88)
– exchange (gains)/losses on provisions	(45)	26
– amortisation of discount	378	843
Utilised in the period	(422)	(1,142)
Transfers and other movements	2	(255)
Closing balance	16,530	15,731
Balance sheet analysis:
Current	1,252	1,183
Non-current	15,278	14,548
Total	16,530	15,731		$ 17,150
Closure related receivables	$ 375	$ 350
Closure discount rate			0.025	0.020	0.020